Amplify Seymour Cannabis ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 55.8%
Consumer Discretionary - 5.7%
Greenlane Holdings, Inc. - Class A (a)	4,833	$4,543
GrowGeneration Corp. (a)	379,850	1,511,803
		1,516,346
Consumer Staples - 1.4%
Neptune Wellness Solutions, Inc. (a)	48,409	5,945
Village Farms International, Inc. (a)	600,778	378,370
		384,315
Financials - 5.2%
AFC Gamma, Inc. (b)	50,296	695,091
Silver Spike Investment Corp. (a) (c)	82,918	685,732
		1,380,823
Health Care - 32.2%
Aleafia Health, Inc. (a) (c) (d)	80,872	613
Auxly Cannabis Group, Inc. (a)	3,137,044	35,685
Canopy Growth Corp. (a) (e)	362,765	178,843
Cara Therapeutics, Inc. (a)	161,542	537,935
cbdMD, Inc. (a)	12,228	17,730
Charlotte's Web Holdings, Inc. (a)	1,102,907	355,466
Clever Leaves Holdings, Inc. (a)	152,795	32,393
Cronos Group, Inc. (a)	645,463	1,252,198
IM Cannabis Corp. (a)	9,600	7,499
Jazz Pharmaceuticals PLC (a)	13,053	1,702,372
MediPharm Labs Corp. (a)	2,934,844	144,667
Organigram Holdings, Inc. (a) (e)	169,800	258,096
Revvity, Inc.	81	9,959
SNDL, Inc. (a) (e)	298,791	498,980
TerrAscend Corp. (a)	400,000	561,180
Tilray Brands, Inc. (a) (e)	1,143,784	2,893,773
Zynerba Pharmaceuticals, Inc. (a)	220,858	80,613
		8,568,002
Industrials - 0.8%
Hydrofarm Holdings Group, Inc. (a)	171,646	200,826
Information Technology - 5.0%
Akerna Corp. (a)	13,320	7,193
WM Technology, Inc. (a)	1,204,393	1,336,876
		1,344,069
Real Estate - 5.5%
Innovative Industrial Properties, Inc. (b)	18,424	1,459,733
Total Common Stocks (Cost $88,601,343)		14,854,114

MONEY MARKET FUNDS - 20.1%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (f)	5,355,103	5,355,103
Total Money Market Funds (Cost $5,355,103)		5,355,103

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.6%
First American Government Obligations Fund, Class X - 5.18% (f)	3,352,011	3,352,011
Total Investments Purchased with Proceeds from Securities Lending (Cost $3,352,011)		3,352,011
Total Investments - 88.5%
(Cost $97,308,457)		$23,561,228

Percentages are based on Net Assets of $26,624,733.
(a)	Non-income producing security.
(b)	Real Estate Investment Trust.
(c)	Illiquid security. At July 31, 2023, the value of this security amounted to $686,345 or 2.9% of net assets.
(d)	The Fund had fair valued this security. Value determined using significant unobservable inputs.
(e)	All or a portion of this security is out on loan as of July 31, 2023. Total value of securities out on loan is $3,224,807 or 13.7% of net assets.
(f)	Seven-day yield as of July 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swaps
July 31, 2023 (Unaudited)

Reference Entity (a)	Counterparty	Long/Short	Expiration Date	Financing Rate (b)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Nomura Trust and Banking Co. Ltd	Long	05/24/2024	5.32%	Monthly	$ 257,772	$ (36,136)
Columbia Care, Inc.	Nomura Trust and Banking Co. Ltd	Long	05/24/2024	5.32%	Monthly	128,822	2,372
Cresco Labs, Inc.	Nomura Trust and Banking Co. Ltd	Long	05/24/2024	5.32%	Monthly	1,300,119	(90,297)
Curaleaf Holdings, Inc.	Nomura Trust and Banking Co. Ltd	Long	05/24/2024	5.32%	Monthly	3,155,230	91,179
Green Thumb Industries, Inc.	Nomura Trust and Banking Co. Ltd	Long	05/24/2024	5.32%	Monthly	2,849,295	(36,883)
Trulieve Cannabis Corp.	Nomura Trust and Banking Co. Ltd	Long	05/24/2024	5.32%	Monthly	990,250	(31,688)
Verano Holdings Corp.	Nomura Trust and Banking Co. Ltd	Long	05/24/2024	5.32%	Monthly	1,295,020	(14,398)
							$ (115,851)

(a) The Adviser has deemed a portion of these securities illiquid as of July 31, 2023. The notional amount of the illiquid portion of these securities amounted to $1,995,302 or 7.5% of net assets.
(b) Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
		Canada	$ 6,207,738
		Israel	7,498
		United States	8,638,265
Money Market Funds
		United States	5,355,103
Investments Purchased with Proceeds from Securities Lending
		United States	3,352,011
		Total Level 1	23,560,615
		Level 2	-
		Total Level 2	-
Level 3
Common Stocks
		Canada	$ 613
		Total Level 3	613
		Total	$ 23,561,228
Other Financial Instruments(a)
Assets
Level 1
Total Return Swaps
		United States	$ 93,551
		Total Level 1	93,551
		Level 2	-
		Options Written	-
		Total Level 2	-
		Level 3	-
		Total Level 3	-
		Total	$ 93,551
Other Financial Instruments(a)
Liabilities
Level 1
Total Return Swaps
		United States	$ 209,402
		Total Level 1	209,402
Level 2
		Options Written	-
		Total Level 2	-
		Level 3	-
		Total Level 3	-
		Total	$ 209,402

	(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are reflected at value.

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

CNBS	Balance as of 10/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/ Out of Level 3	Balance as of 07/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 07/31/2023
Common Stocks	$-	$-	$-	$-	$-	$-	$613	$613	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

CNBS			Fair Value as of 07/31/23	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks			$613	Market Approch	No Market Activity	-	Decrease

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.